Subsequent Events - Narrative (Details) $ / shares in Units, shares in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 25, 2019 USD ($)	Jan. 18, 2019 shares
Subsequent Event [Line Items]
Investment Owned, Balance, Shares | shares		54.1
Stock Repurchase Program, Authorized Amount		$ 50,000,000
Payments for vessels held for sale		$ 0	$ 0	$ 98,445,000
Gain (Loss) on sale of assets			$ 17,701,000	$ 12,433,000
Period of time charter rates			5 years
Subsequent Event
Subsequent Event [Line Items]
Investment Owned, Balance, Shares | shares						5.4
Dividends Payable, Amount Per Share | $ / shares	$ 0.02
Stock Repurchase Program, Authorized Amount					$ 50,000,000
Number of vessels held for sale	2
Payments for vessels held for sale	$ 48,000,000
Gain (Loss) on sale of assets	8,000,000
SBI Samba | Subsequent Event
Subsequent Event [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities	21,400,000
Sale Leaseback Transaction, Daily Rental Payments	$ 6,850.0
Length of bareboat charter agreement	5 years
Ultramax | CMBFL [Member] | Subsequent Event
Subsequent Event [Line Items]
Length of bareboat charter agreement	7 years
Number of vessels refinanced	3
KamsarmaxMember [Domain] | CMBFL [Member] | Subsequent Event
Subsequent Event [Line Items]
Number of vessels refinanced	4